E&E ASSETS- Kelly Creek Project (Details)												1 Months Ended			3 Months Ended	12 Months Ended
	Jun. 01, 2025 CAD ($)	Jun. 01, 2024 CAD ($)	Jun. 01, 2023 CAD ($)	Sep. 16, 2022 USD ($)	Sep. 01, 2022 CAD ($)	Jun. 01, 2022 CAD ($)	Sep. 16, 2021 USD ($)	Sep. 01, 2021 CAD ($)	Mar. 03, 2021	Jul. 07, 2020 agreement	May 29, 2020 CAD ($) $ / shares shares	Oct. 31, 2022 USD ($)	Oct. 31, 2021 USD ($)	Oct. 31, 2020 USD ($)	Dec. 31, 2021 USD ($) mi²	Dec. 31, 2022 USD ($) agreement	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($) mi²	Dec. 31, 2022 CAD ($) mi²	Dec. 31, 2022 USD ($) mi²	Sep. 16, 2020 USD ($)
E&E ASSETS
Percentage of interest in a joint venture																70.00%
Percentage of interest in a joint venture, that can be earned upon incurring the required minimum annual E&E expenditures on the project																51.00%
Required minimum annual E&E expenditures, September 1, 2022																				$ 5,000
Required minimum annual E&E expenditures, June 1, 2024																				15,000
Required minimum annual E&E expenditures, June 1, 2025																				20,000
Required Minimum Annual Exploration And Evaluation Expenditures, Period Two																				10,000
Required minimum annual E&E expenditures, June 1, 2023																				10,000
Extension period for other deadlines									1 year
Kelly Creek
E&E ASSETS
Percentage of interest in a joint venture										70.00%	70.00%					70.00%	51.00%	51.00%
Required minimum annual E&E expenditures, September 1, 2022																			$ 750,000
Required minimum annual E&E expenditures, June 1, 2024																			1,500,000
Required minimum annual E&E expenditures, June 1, 2025																			1,500,000
Required minimum annual E&E expenditures to be spent on geophysics, geochemistry, drilling or other mutually agreed program, September 1, 2022																				400,000
Proportion Of Additional Ownership Interest In Joint Venture										19.00%						19.00%
Additional annual expenditures to be incurred before each of June 1, 2026, June 1, 2027 and June 1, 2028																				1,500,000
Number of days from approval of feasibility study during which the Company is obligated to arrange for debt financing																120 days
Percentage of additional interest in the Joint Venture to be transferred upon arranging debt financing																5.00%
Number of royalty agreements | agreement										2						2
Required Minimum Annual Exploration And Evaluation Expenditures, Period Two																			1,000,000
Required minimum annual E&E expenditures, June 1, 2023																			$ 1,000,000
Number of units purchases | shares											2,500,000
Purchase price per unit | $ / shares											$ 0.20
Cost of units purchased											$ 500,000
Minimum yearly expenditures toward exploration and development work, Original		$ 1,500,000	$ 1,500,000			$ 1,000,000		$ 1,000,000
Minimum yearly expenditures toward exploration and development work Amended	$ 1,500,000	$ 1,500,000	$ 1,000,000		$ 750,000
Amended minimum yearly expenditures, which must be spent on geophysics, geochemistry, drilling, or other mutually agreed program					$ 400,000
Percentage of additional participating interest in JV										19.00%						19.00%
Additional yearly expenditures to be incurred before each of June 1, 2026, June 1, 2027 and June 1, 2028																	$ 1,500,000
Number of days for transfer of participating JV interest																	120 days	120 days
Percentage of interest in the Joint Venture to be transferred by Pediment to Austin NV																	5.00%	5.00%
Threshold diluted percentage of interest in the Joint Venture, for conversion to net profits interest																	10.00%	10.00%
Percentage of net profit interest upon dilution of participating interest to 10%																	10.00%	10.00%
Kelly Creek | Genesis agreement
E&E ASSETS
Percentage of Genesis claims that can be purchased																100.00%	100.00%	100.00%
Purchase price of Genesis claims																$ 1,500,000		$ 1,500,000
Percentage of net smelter return royalty																1.50%	1.50%	1.50%
Advance royalty payments made												$ 20,000	$ 20,000	$ 20,000	$ 20,000
October 1, 2023 and every year thereafter															50,000			$ 50,000		50,000
Reduction in net smelter return royalty upon payment of specified amount																50.00%
Percentage of net smelter return royalty upon payment of specified amount																0.75%	0.75%	0.75%
Payment to reduce net smelter return royalty																				750,000
Advance royalty payments to be made, October 1, 2022															20,000			$ 20,000
Kelly Creek | Hot Pot agreement
E&E ASSETS
Percentage of net smelter return royalty																3.00%	3.00%	3.00%
Percentage of net smelter return royalty upon payment of specified amount																2.00%	2.00%	2.00%
Payment to reduce net smelter return royalty															$ 2,000,000			$ 2,000,000		2,000,000
Annual lease payments made				$ 30,000			$ 30,000
Annual payment due on September 16th each year							$ 30,000														$ 30,000
September 16, 2023,and every year thereafter																				$ 30,000
Kelly Creek | Hot Pot agreement | Battle Mountain Gold Exploration Corporation
E&E ASSETS
Percentage of net smelter return royalty																1.25%	1.25%	1.25%
Area within the original boundary of the Hot Pot property, considered for royalty payments | mi²															2.5			2.5	2.5	2.5